Income Taxes - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital losses with no deferred tax asset recognized	$ 81.5	$ 70.8
Applicable tax rate	27.00%	27.00%
Average effective tax rate	38.30%	16.70%
Egypt [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate	40.55%	40.55%
Foreign countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax benefits	$ 19.4	$ 18.3